Cash flow information	6 Months Ended
Jun. 30, 2026
Cash Flow Information [Abstract]
Cash flow information

Note 20	Cash flow information
Cash generated/(used) in operations
The following table shows the adjustments to reconcile profit/(loss) to cash generated/(used) from operations:

	Six months ended June 30,
in € thousand	2026	2025
PROFIT/(LOSS) FOR THE PERIOD	(63,276)	(20,818)

Adjustments to reconcile profit/(loss) for the period to cash generated from/(used in) operations:
Depreciation and amortization	10,058	10,811
Write-off / impairment fixed assets/intangibles	(314)	—
Share-based compensation expense	3,356	4,500
Income tax expense/(income)	258	1,251
(Profit)/loss from disposal of property, plant, equipment and intangible assets	14	230
(Gain)/loss from MMF investments	(873)	(38)
Provision for employer contribution costs on share-based compensation plans	(891)	113
Other non-cash (income)/expense	3,679	(9,645)
Interest income	(187)	(1,028)
Interest expense	10,291	11,585
Total adjustments to reconcile profit/(loss) for the period to cash generated from/(used in) operations	25,391	17,780

CHANGES IN NON-CURRENT OPERATING ASSETS AND LIABILITIES (EXCLUDING THE EFFECTS OF ACQUISITION AND CONSOLIDATION):
Other non-current assets	44	(591)
Long term refund liabilities	—	96
Other non-current liabilities and provisions	2,006	951
TOTAL CHANGES IN NON-CURRENT OPERATING ASSETS AND LIABILITIES	2,050	456

CHANGES IN WORKING CAPITAL (EXCLUDING THE EFFECTS OF ACQUISITION AND EXCHANGE RATE DIFFERENCES ON CONSOLIDATION):
Inventory	1,951	(10,491)
Trade and other receivables	11,316	13,978
Contract liabilities	60	(2,500)
Refund liabilities	268	155
Trade and other payables and provisions	8,507	(8,930)
Total changes in working capital	22,102	(7,788)
CASH GENERATED/(USED) IN OPERATIONS	(13,734)	(10,369)